Operating Segment Information - Summary of Reconciliation of Consolidated Adjusted EBITDA (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Abstract]
Adjusted EBITDA	₱ 66,174	₱ 61,161	₱ 70,218
Add (deduct) adjustments:
Equity share in net earnings of associates and joint ventures	2,906	1,181	3,241
Interest income	1,412	1,046	799
Gains on derivative financial instruments – net	533	996	420
Foreign exchange losses – net	(411)	(2,785)	(3,036)
Amortization of intangible assets	(835)	(929)	(1,076)
Provision for income tax	(1,103)	(1,909)	(4,563)
Impairment of investments	(2,562)	(5,515)	(5,166)
Noncurrent asset impairment	(3,913)	(1,074)	(5,788)
Financing costs – net	(7,370)	(7,354)	(6,259)
Depreciation and amortization	(51,915)	(34,455)	(31,519)
Other income – net	10,550	9,799	4,804
Total adjustments	(52,708)	(40,999)	(48,143)
NET INCOME	₱ 13,466	₱ 20,162	₱ 22,075